Consolidated Balance Sheets (Parenthetical) (GBP £) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, authorized	25,000	25,000
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, issued	251,690	247,640
Ordinary Shares, outstanding	162,454	174,692
Treasury stock, at cost, ordinary shares	89,236	72,948